Cash, Cash Equivalents and Short-term Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents:
Cash and cash equivalents:	$ 1,890,632	$ 2,584,635
Short-term investments:
Bank time deposits	389,905	616,500
Wealth management products	69,947	24,535
Subtotal	459,852	641,035
Total cash, cash equivalents and short-term investments	$ 2,350,484	$ 3,225,670